Intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets Including Goodwill [Abstract]
Schedule of changes in intangible assets
Changes in the net book value of intangible assets for the six months ended June 30, 2025 and 2024 are as follows (in thousands):

	June 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470
Acquisition	—	—	—	—	—	—	—
Amortization	—	(2)	(1,149)	(361)	—	(55)	(1,567)
Translation differences	1,885	1	693	733	—	42	3,354
Ending balance	$397,689	$35,008	$5,741	$6,444	$—	$375	$445,257

	June 30, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2024	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	12	—	—	—	—	12
Amortization	—	(1)	(1,134)	(357)	—	(58)	(1,550)
Translation differences	(468)	(11)	122	(188)	—	3	(542)
Ending balance	$396,236	$35,000	$7,873	$6,617	$—	$469	$446,195